Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (8,499,053)	$ (7,581,452)	$ (4,722,146)
Less: net loss from discontinued operations		(4,602,415)	462,886
Net loss from continuing operations	(8,499,053)	(2,979,037)	(5,185,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	18,459	18,306	18,356
Amortization of intangible assets			70,112
Amortization of operating right-of-use assets	102,079	97,803	166,872
Loss from long-term investment		11,073	1,085
Interest income from loans to a related party	(26,430)
Impairment loss related to long-term investment	5,305,764	1,819,678
Impairment loss related to intangible asset			175,802
Credit loss impairment related to amounts due from a related party	696,764
Impairment loss related to goodwill			4,171,039
Allowance for credit losses on accounts receivable			162,500
Shares issued as consideration for employee compensation	1,050,350	436,800
Changes in operating assets and liabilities:
Accounts receivables			287,033
Prepayments and other current assets	(427)	63,838	(9,155)
Amounts due from related parties, non-current		(566,853)
Other receivables	22,572
Amounts due from a related party		(93,686)
Interest payable	49,482
Amounts due to a related party	77,997	20,223	(1,652)
Accrued expenses	9,052	410,136	(707,425)
Taxes payable	(2,095)	27,916	(56,418)
Operating lease liability	(100,621)	(97,803)	(224,822)
Deferred tax liabilities			(28,241)
Net cash used in operating activities – continuing operations	(1,296,107)	(831,606)	(1,159,946)
Net cash used in operating activities – discontinued operations		(3,182,287)	(1,500,154)
Net cash used in operating activities	(1,296,107)	(4,013,893)	(2,660,100)
Cash flows from investing activities
Net cash provided by investing activities – discontinued operations			4,788
Net cash generated from investing activities			4,788
Cash flows from financing activities
Proceeds from bond issued	400,000	600,000
Proceeds from due to a related party	12,478
Repayment to related parties	(61,297)
Net cash provided by financing activities – Continued operations	351,181	600,000
Net cash generated from financing activities	351,181	600,000
Effects of foreign currency translation	(29,838)	2,353,738	(510,483)
Effects of foreign currency translation – Continuing operations	(29,838)	704,002	49,453
Effects of foreign currency translation – Discontinued operations		1,649,736	(559,936)
Net decrease in cash	(974,764)	(1,060,155)	(3,165,795)
Net (decrease) / increase in cash and cash equivalents – Continuing operations	(974,764)	472,396	(1,110,493)
Net decrease in cash and cash equivalents – Discontinued operations		(1,532,551)	(2,055,302)
Cash and cash equivalents at beginning of year – continuing operations	1,217,968	745,572	1,856,065
Cash and cash equivalents at beginning of year – discontinued operations		17,087,419	19,142,721
Cash at beginning of period	1,217,968	17,832,991	20,998,786
Cash and cash equivalents at end of the period including discontinued operations	243,204	16,772,836	17,832,991
Less: Cash and cash equivalents at end of the period – discontinued operations		15,554,868	17,087,419
Cash and cash equivalents at end of year – continuing operations	243,204	1,217,968	745,572
Supplemental disclosures of cash flow information
Cash paid for income taxes	6,442	23,723
Non-cash transactions
Mandatory conversion of convertible note			$ 110